Financial Information For The Company And Its Subsidiaries	12 Months Ended
Jan. 31, 2015
Financial Information For The Company And Its Subsidiaries [Abstract]
Financial Information For The Company And Its Subsidiaries
FINANCIAL INFORMATION FOR THE COMPANY AND ITS SUBSIDIARIES

In July 2015, the Company commenced a cash tender offer to purchase any and all of the outstanding aggregate principal amount of its 2019 Senior Notes. Pursuant to the cash tender offer, $160.7 million of the $200.0 million aggregate principal amount was redeemed during the second quarter of 2015.  The remaining $39.3 million of 2019 Senior Notes was redeemed on August 26, 2015. On July 27, 2015, the Company issued $200.0 million aggregate principal amount of 6.25% Senior Notes due 2023 (the "2023 Senior Notes") in a private placement. The 2023 Senior Notes are fully and unconditionally and jointly and severally guaranteed by all of its existing and future subsidiaries that are guarantors under its existing agreement. The following table presents the condensed consolidating financial information for each of Caleres, Inc. (“Parent”), the Guarantors, and subsidiaries of the Parent that are not Guarantors (the “Non-Guarantors”) of the 2023 Senior Notes, together with consolidating eliminations, as of and for the periods indicated. The Guarantors are 100% owned by the Parent.

The condensed consolidating financial statements have been prepared using the equity method of accounting in accordance with the requirements for presentation of such information. Management believes that the information, presented in lieu of complete financial statements for each of the Guarantors, provides meaningful information to allow investors to determine the nature of the assets held by, and operations and cash flows of, each of the consolidated groups.

CONDENSED CONSOLIDATING BALANCE SHEET
AS OF JANUARY 31, 2015
			Non-Guarantors
($ thousands)	Parent	Guarantors		Eliminations	Total
Assets
Current assets:
Cash and cash equivalents	$13,891	$—	$53,512	$—	$67,403
Receivables, net	89,030	5,398	42,218	—	136,646
Inventories, net	148,082	376,254	18,767	—	543,103
Prepaid expenses and other current assets	41,494	20,777	8,964	(27,491)	43,744
Intercompany receivable - current	1,194	—	8,750	(9,944)	—
Total current assets	293,691	402,429	132,211	(37,435)	790,896
Property and equipment, net	29,237	109,720	10,786	—	149,743
Goodwill and intangible assets, net	117,792	2,800	13,995	—	134,587
Other assets	113,922	13,733	13,931	—	141,586
Investment in subsidiaries	956,831	—	(18,909)	(937,922)	—
Intercompany receivable - noncurrent	459,774	306,871	539,396	(1,306,041)	—
Total assets	$1,971,247	$835,553	$691,410	$(2,281,398)	$1,216,812

Liabilities and Equity
Current liabilities:
Trade accounts payable	$60,377	$114,208	$41,336	$—	$215,921
Other accrued expenses	110,714	85,638	12,301	(27,491)	181,162
Intercompany payable - current	4,948	—	4,996	(9,944)	—
Total current liabilities	176,039	199,846	58,633	(37,435)	397,083
Other liabilities:
Long-term debt	199,197	—	—	—	199,197
Other liabilities	41,847	32,574	4,489	—	78,910
Intercompany payable - noncurrent	1,013,254	21,078	271,709	(1,306,041)	—
Total other liabilities	1,254,298	53,652	276,198	(1,306,041)	278,107
Equity:
Caleres, Inc. shareholders’ equity	540,910	582,055	355,867	(937,922)	540,910
Noncontrolling interests	—	—	712	—	712
Total equity	540,910	582,055	356,579	(937,922)	541,622
Total liabilities and equity	$1,971,247	$835,553	$691,410	$(2,281,398)	$1,216,812

CONDENSED CONSOLIDATING STATEMENT OF EARNINGS
FOR THE FISCAL YEAR ENDED JANUARY 31, 2015

($ thousands)	Parent	Guarantors	Non-Guarantors	Eliminations	Total
Net sales	$788,708	$1,634,375	$329,765	$(181,139)	$2,571,709
Cost of goods sold	570,343	899,968	213,716	(152,418)	1,531,609
Gross profit	218,365	734,407	116,049	(28,721)	1,040,100
Selling and administrative expenses	231,141	633,073	75,189	(28,721)	910,682
Restructuring and other special charges, net	3,484	—	—	—	3,484
Operating (loss) earnings	(16,260)	101,334	40,860	—	125,934
Interest expense	(20,444)	(1)	—	—	(20,445)
Loss on early extinguishment of debt	(420)	—	—	—	(420)
Interest income	31	—	348	—	379
Intercompany interest income (expense)	12,115	(12,826)	711	—	—
Gain on sale of subsidiary	—	—	4,679	—	4,679
(Loss) earnings before income taxes	(24,978)	88,507	46,598	—	110,127
Income tax benefit (provision)	10,599	(34,710)	(3,073)	—	(27,184)
Equity in earnings of subsidiaries, net of tax	97,229	—	37	(97,266)	—
Net earnings	82,850	53,797	43,562	(97,266)	82,943
Less: Net earnings attributable to noncontrolling interests	—	—	93	—	93
Net earnings attributable to Caleres, Inc.	$82,850	$53,797	$43,469	$(97,266)	$82,850

CONDENSED CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME
FOR THE FISCAL YEAR ENDED JANUARY 31, 2015
			Non-Guarantors
($ thousands)	Parent	Guarantors		Eliminations	Total
Net earnings	$82,850	$53,797	$43,562	$(97,266)	$82,943
Other comprehensive (loss) income, net of tax:
Foreign currency translation adjustment	—	—	(3,145)	—	(3,145)
Pension and other postretirement benefits adjustments	(10,003)	—	(346)	—	(10,349)
Derivative financial instruments	(1,250)	—	736	—	(514)
Other comprehensive (loss) income from investment in subsidiaries	(2,711)	—	—	2,711	—
Other comprehensive (loss) income, net of tax	(13,964)	—	(2,755)	2,711	(14,008)
Comprehensive income	68,886	53,797	40,807	(94,555)	68,935
Comprehensive income attributable to noncontrolling interests	—	—	49	—	49
Comprehensive income attributable to Caleres, Inc.	$68,886	$53,797	$40,758	$(94,555)	$68,886

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
FOR THE FISCAL YEAR ENDED JANUARY 31, 2015
			Non-Guarantors
($ thousands)	Parent	Guarantors		Eliminations	Total
Net cash (used for) provided by operating activities	$(11,728)	$99,709	$30,831	—	$118,812
Investing activities
Purchases of property and equipment	(7,129)	(33,067)	(4,756)	—	(44,952)
Capitalized software	(4,834)	(194)	(58)	—	(5,086)
Acquisition of trademarks	(65,065)	—	—	—	(65,065)
Investment in nonconsolidated affiliate	—	—	(7,000)	—	(7,000)
Net proceeds from sale of subsidiaries, inclusive of note receivable	—	—	10,120	—	10,120
Intercompany investing	(2,314)	(124)	2,438	—	—
Net cash used for investing activities	(79,342)	(33,385)	744	—	(111,983)
Financing activities
Borrowings under revolving credit agreement	867,000	—	—	—	867,000
Repayments under revolving credit agreement	(874,000)	—	—	—	(874,000)
Dividends paid	(12,237)	—	—	—	(12,237)
Debt issuance costs	(2,618)	—	—	—	(2,618)
Issuance of common stock under share-based plans, net	443	—	—	—	443
Tax benefit related to share-based plans	929	—	—	—	929
Intercompany financing	125,444	(66,324)	(59,120)	—	—
Net cash provided by (used for) financing activities	104,961	(66,324)	(59,120)	—	(20,483)
Effect of exchange rate changes on cash and cash equivalents	—	—	(1,489)	—	(1,489)
Increase (decrease) in cash and cash equivalents	13,891	—	(29,034)	—	(15,143)
Cash and cash equivalents at beginning of year	—	—	82,546	—	82,546
Cash and cash equivalents at end of year	$13,891	$—	$53,512	$—	$67,403

CONDENSED CONSOLIDATING BALANCE SHEET
AS OF FEBRUARY 1, 2014
			Non- Guarantors
($ thousands)	Parent	Guarantors		Eliminations	Total
Assets
Current assets:
Cash and cash equivalents	$—	$—	$82,546	$—	$82,546
Receivables, net	84,428	2,349	42,440	—	129,217
Inventories, net	119,131	401,570	26,830	—	547,531
Prepaid expenses and other current assets	38,029	9,796	10,212	(24,901)	33,136
Current assets - discontinued operations	119	—	—	—	119
Intercompany receivable - current	602	191	8,860	(9,653)	—
Total current assets	242,309	413,906	170,888	(34,554)	792,549
Property and equipment, net	27,201	107,163	9,196	—	143,560
Goodwill and intangible assets, net	55,225	2,800	15,648	—	73,673
Other assets	123,066	13,958	2,597	—	139,621
Investment in subsidiaries	844,570	—	(18,947)	(825,623)	—
Intercompany receivable - noncurrent	457,507	240,592	472,160	(1,170,259)	—
Total assets	$1,749,878	$778,419	$651,542	$(2,030,436)	$1,149,403

Liabilities and Equity
Current liabilities:
Borrowings under revolving credit agreement	$7,000	$—	$—	$—	$7,000
Trade accounts payable	72,487	111,670	42,445	—	226,602
Other accrued expenses	82,403	77,552	17,491	(24,901)	152,545
Current liabilities - discontinued operations	708	—	—	—	708
Intercompany payable - current	4,689	—	4,964	(9,653)	—
Total current liabilities	167,287	189,222	64,900	(34,554)	386,855
Other liabilities:
Long-term debt	199,010	—	—	—	199,010
Other liabilities	38,457	39,941	7,778	—	86,176
Intercompany payable - noncurrent	868,425	38,236	263,598	(1,170,259)	—
Total other liabilities	1,105,892	78,177	271,376	(1,170,259)	285,186
Equity:
Caleres, Inc. shareholders’ equity	476,699	511,020	314,603	(825,623)	476,699
Noncontrolling interests	—	—	663	—	663
Total equity	476,699	511,020	315,266	(825,623)	477,362
Total liabilities and equity	$1,749,878	$778,419	$651,542	$(2,030,436)	$1,149,403

CONDENSED CONSOLIDATING STATEMENT OF EARNINGS
FOR THE FISCAL YEAR ENDED FEBRUARY 1, 2014
			Non-Guarantors
($ thousands)	Parent	Guarantors		Eliminations	Total
Net sales	$733,996	$1,631,755	$361,277	$(213,915)	$2,513,113
Cost of goods sold	549,281	900,043	236,113	(186,612)	1,498,825
Gross profit	184,715	731,712	125,164	(27,303)	1,014,288
Selling and administrative expenses	217,902	629,405	89,745	(27,303)	909,749
Restructuring and other special charges, net	686	—	576	—	1,262
Impairment of assets held for sale	—	—	4,660	—	4,660
Operating (loss) earnings	(33,873)	102,307	30,183	—	98,617
Interest expense	(21,163)	(1)	(90)	—	(21,254)
Interest income	23	—	354	—	377
Intercompany interest income (expense)	13,414	(13,060)	(354)	—	—
(Loss) earnings before income taxes from continuing operations	(41,599)	89,246	30,093	—	77,740
Income tax benefit (provision)	20,427	(35,727)	(8,458)	—	(23,758)
Equity in earnings from continuing operations of subsidiaries, net of tax	75,331	—	(168)	(75,163)	—
Net earnings from continuing operations	54,159	53,519	21,467	(75,163)	53,982
Discontinued operations:
(Loss) earnings from discontinued operations, net of tax	(5,296)	—	722	—	(4,574)
Disposition/impairment of discontinued operations, net of tax	—	—	(11,512)	—	(11,512)
Equity in loss from discontinued operations of subsidiaries, net of tax	(10,790)	—	—	10,790	—
Net loss from discontinued operations	(16,086)	—	(10,790)	10,790	(16,086)
Net earnings	38,073	53,519	10,677	(64,373)	37,896
Plus: Net loss attributable to noncontrolling interests	—	—	(177)	—	(177)
Net earnings attributable to Caleres, Inc.	$38,073	$53,519	$10,854	$(64,373)	$38,073

CONDENSED CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME
FOR THE FISCAL YEAR ENDED FEBRUARY 1, 2014
			Non-Guarantors
($ thousands)	Parent	Guarantors		Eliminations	Total
Net earnings	$38,073	$53,519	$10,677	$(64,373)	$37,896
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustment	—	—	(4,538)	—	(4,538)
Pension and other postretirement benefits adjustments	19,114	—	415	—	19,529
Derivative financial instruments	(55)	—	874	—	819
Other comprehensive loss from investment in subsidiaries	(3,317)	—	—	3,317	—
Other comprehensive income (loss), net of tax	15,742	—	(3,249)	3,317	15,810
Comprehensive income	53,815	53,519	7,428	(61,056)	53,706
Comprehensive loss attributable to noncontrolling interests	—	—	(109)	—	(109)
Comprehensive income attributable to Caleres, Inc.	$53,815	$53,519	$7,537	$(61,056)	$53,815

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
FOR THE FISCAL YEAR ENDED FEBRUARY 1, 2014
			Non-Guarantors
($ thousands)	Parent	Guarantors		Eliminations	Total
Net cash provided by (used for) operating activities	$60,886	$62,603	$(19,457)	$—	$104,032
Investing activities
Purchases of property and equipment	(5,595)	(34,606)	(3,767)	—	(43,968)
Capitalized software	(4,920)	(193)	(122)	—	(5,235)
Net proceeds from sale of subsidiaries	—	—	69,347	—	69,347
Intercompany investing	(1,128)	(247)	1,375	—	—
Net cash (used for) provided by investing activities	(11,643)	(35,046)	66,833	—	20,144
Financing activities
Borrowings under revolving credit agreement	1,129,000	—	—	—	1,129,000
Repayments under revolving credit agreement	(1,227,000)	—	—	—	(1,227,000)
Dividends paid	(12,105)	—	—	—	(12,105)
Issuance of common stock under share-based plans, net	804	—	—	—	804
Tax benefit related to share-based plans	3,439	—	—	—	3,439
Contributions by noncontrolling interest	—	—	50	—	50
Intercompany financing	56,619	(27,557)	(29,062)	—	—
Net cash used for financing activities	(49,243)	(27,557)	(29,012)	—	(105,812)
Effect of exchange rate changes on cash and cash equivalents	—	—	(4,041)	—	(4,041)
Increase in cash and cash equivalents	—	—	14,323	—	14,323
Cash and cash equivalents at beginning of year	—	—	68,223	—	68,223
Cash and cash equivalents at end of year	$—	$—	$82,546	$—	$82,546

CONDENSED CONSOLIDATING STATEMENT OF EARNINGS
FOR THE FISCAL YEAR ENDED FEBRUARY 2, 2013
			Non-Guarantors
($ thousands)	Parent	Guarantors		Eliminations	Total
Net sales	$689,630	$1,620,861	$401,953	$(234,648)	$2,477,796
Cost of goods sold	528,925	903,987	265,397	(209,088)	1,489,221
Gross profit	160,705	716,874	136,556	(25,560)	988,575
Selling and administrative expenses	189,648	631,644	95,934	(25,560)	891,666
Restructuring and other special charges, net	12,261	—	10,170	—	22,431
Operating (loss) earnings	(41,204)	85,230	30,452	—	74,478
Interest expense	(22,584)	(3)	(386)	—	(22,973)
Interest income	10	—	312	—	322
Intercompany interest income (expense)	13,073	(13,289)	216	—	—
(Loss) earnings before income taxes from continuing operations	(50,705)	71,938	30,594	—	51,827
Income tax benefit (provision)	15,892	(28,492)	(4,056)	—	(16,656)
Equity in earnings from continuing operations of subsidiaries, net of tax	70,271	—	(680)	(69,591)	—
Net earnings from continuing operations	35,458	43,446	25,858	(69,591)	35,171
Discontinued operations:
Earnings (loss) from discontinued operations, net of tax	802	—	(5,239)	—	(4,437)
Disposition/impairment of discontinued operations, net of tax	(3,530)	—	—	—	(3,530)
Equity in loss from discontinued operations of subsidiaries, net of tax	(5,239)	—	—	5,239	—
Net loss from discontinued operations	(7,967)	—	(5,239)	5,239	(7,967)
Net earnings	27,491	43,446	20,619	(64,352)	27,204
Plus: Net loss attributable to noncontrolling interests	—	—	(287)	—	(287)
Net earnings attributable to Caleres, Inc.	$27,491	$43,446	$20,906	$(64,352)	$27,491

CONDENSED CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME
FOR THE FISCAL YEAR ENDED FEBRUARY 2, 2013
			Non-Guarantors
($ thousands)	Parent	Guarantors		Eliminations	Total
Net earnings	$27,491	$43,446	$20,619	$(64,352)	$27,204
Other comprehensive (loss) income, net of tax:
Foreign currency translation adjustment	—	—	475	—	475
Pension and other postretirement benefits adjustments	(8,871)	—	(190)	—	(9,061)
Derivative financial instruments	134	—	(289)	—	(155)
Other comprehensive loss from investment in subsidiaries	(16)	—	—	16	—
Other comprehensive loss, net of tax	(8,753)	—	(4)	16	(8,741)
Comprehensive income	18,738	43,446	20,615	(64,336)	18,463
Comprehensive loss attributable to noncontrolling interests	—	—	(275)	—	(275)
Comprehensive income attributable to Caleres, Inc.	$18,738	$43,446	$20,890	$(64,336)	$18,738

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
FOR THE FISCAL YEAR ENDED FEBRUARY 2, 2013
			Non-Guarantors
($ thousands)	Parent	Guarantors		Eliminations	Total
Net cash provided by operating activities	$54,388	$92,634	$50,915	$—	$197,937
Investing activities
Purchases of property and equipment	(10,132)	(38,767)	(6,902)	—	(55,801)
Capitalized software	(7,925)	—	(3)	—	(7,928)
Acquisition cost	—	—	(5,000)	—	(5,000)
Intercompany investing	(5,043)	3,814	1,229	—	—
Net cash used for investing activities	(23,100)	(34,953)	(10,676)	—	(68,729)
Financing activities
Borrowings under revolving credit agreement	805,000	—	—	—	805,000
Repayments under revolving credit agreement	(901,000)	—	—	—	(901,000)
Intercompany financing	77,479	(58,459)	(19,020)	—	—
Dividend paid	(12,011)	—	—	—	(12,011)
Issuance of common stock under share-based plans, net	(1,700)	—	—	—	(1,700)
Tax benefit related to share-based plans	944	—	—	—	944
Net cash used for financing activities	(31,288)	(58,459)	(19,020)	—	(108,767)
Effect of exchange rate changes on cash and cash equivalents	—	—	100	—	100
(Decrease) increase in cash and cash equivalents	—	(778)	21,319	—	20,541
Cash and cash equivalents at beginning of year	—	778	46,904	—	47,682
Cash and cash equivalents at end of year	$—	$—	$68,223	$—	$68,223